COMPULSORY LOAN (Tables)	12 Months Ended
Dec. 31, 2024
COMPULSORY LOAN
Schedule of liabilities related to the Compulsory Loan

	12/31/2024	12/31/2023
Opening balance as of January 1	1,257,291	1,289,602
Effect on cash flow:
Interest payment	(2,240)	(4,222)
Non-cash effect:
Provision	70,207	(38,987)
Debt charges	18,550	—
Inflation adjustment	23,547	25,558
Write-offs	(40,430)	(14,660)
Final balance on December 31	1,326,925	1,257,291